Miscellaneous Receivables and Other Non-Current Assets - Schedule of Increase In Miscellaneous Receivables and Other Non-Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Miscellaneous Receivables And Other Non Current Assets [Line Items]
Miscellaneous receivables	€ 704	€ 763
Medium/long-term prepaid expenses	1,718	1,459
Total	2,422	2,222
FInancial instruments IAS 39 [member]
Disclosure Miscellaneous Receivables And Other Non Current Assets [Line Items]
Miscellaneous receivables	371	399
Total	€ 371	€ 399